Award Timing Disclosure	12 Months Ended
Jun. 30, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Timing of Grants of Certain Equity Awards
We grant equity awards on an annual basis and may grant equity awards on a discretionary basis in connection with certain events such as the commencement of employment, promotion or the closing of an acquisition. As discussed above, currently, we primarily grant RSUs and PSUs and generally do not grant stock options. We do not have a formal policy regarding the timing of awards of options in relation to our disclosure of material nonpublic information. However, our Compensation Committee does not grant option awards in anticipation of the release of material nonpublic information, and we do not time the release of material nonpublic information for the purpose of affecting the value of executive compensation.
Each fiscal year, our Compensation Committee adopts an annual budget for the grant of equity awards. Further, as part of its standing agenda, our Compensation Committee approves annual grants of equity awards to our Named Executive Officers at its regularly scheduled meeting in July of each year. For fiscal 2024, the Compensation Committee determined in advance that annual equity grants of RSUs and PSUs would be granted to our Named Executive Officers on August 15, 2023, with the number of RSUs and PSUs awarded determined based on the methodology described above under “—Annual Equity Compensation.” No additional, discretionary equity awards were made to our Named Executive Officers in fiscal 2024.

Award Timing Method
We grant equity awards on an annual basis and may grant equity awards on a discretionary basis in connection with certain events such as the commencement of employment, promotion or the closing of an acquisition. As discussed above, currently, we primarily grant RSUs and PSUs and generally do not grant stock options. We do not have a formal policy regarding the timing of awards of options in relation to our disclosure of material nonpublic information. However, our Compensation Committee does not grant option awards in anticipation of the release of material nonpublic information, and we do not time the release of material nonpublic information for the purpose of affecting the value of executive compensation.
Each fiscal year, our Compensation Committee adopts an annual budget for the grant of equity awards. Further, as part of its standing agenda, our Compensation Committee approves annual grants of equity awards to our Named Executive Officers at its regularly scheduled meeting in July of each year. For fiscal 2024, the Compensation Committee determined in advance that annual equity grants of RSUs and PSUs would be granted to our Named Executive Officers on August 15, 2023, with the number of RSUs and PSUs awarded determined based on the methodology described above under “—Annual Equity Compensation.” No additional, discretionary equity awards were made to our Named Executive Officers in fiscal 2024.

Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We do not have a formal policy regarding the timing of awards of options in relation to our disclosure of material nonpublic information. However, our Compensation Committee does not grant option awards in anticipation of the release of material nonpublic information, and we do not time the release of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false